REVENUE RECOGNITION - Revenue Disaggregation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total net revenue	$ 46,626,000	$ 40,858,000	$ 177,266,677	$ 187,173,834	$ 173,992,897
Direct Sales
Disaggregation of Revenue [Line Items]
Total net revenue	39,823,000	36,273,000	139,647,865	176,836,569	143,749,787
Channel Sales
Disaggregation of Revenue [Line Items]
Total net revenue	4,573,000	3,602,000	17,341,244	10,337,265	30,243,110
Software & Services
Disaggregation of Revenue [Line Items]
Total net revenue	$ 2,250,000	$ 982,000	$ 20,277,568	$ 0	$ 0